U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment [  ]: Amendment Number
This Amendment (check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		EquiTrust Investment Management Services, Inc.
Address:	5400 University Avenue  West Des Moines  Iowa   50266-5997

Form 13F File Number:	28-03441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Dennis M. Marker
Title:	President
Phone:	(515) 225-5522

Signature, Place and Date of Signing:

/s/ Dennis M. Marker		West Des Moines, IA		02/14/2007
Signature			City, State			Date

Report Type (check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in the report.
[  ]	13F NOTICE.  (Check here if no holdings reported are in this report,
 	and all holdings are reported by other reporting manager(s).)
[  ]	13F COMBINATIONS REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported
	by other reporting manager(s).)

List of Other Managers Reporting for this Manager:		None

FORM 13F
SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	203
Form 13F Information Table Value Total:	$542,534

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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 							FORM 13F

                                                                        Item 6:Inv Discretion
              Item 1:              Item 2:  Item 3:  Item 4:   Item 5:  (a)Sole(b)Shared(c)SharedItem 7:      Item 8:
                                    Title             Total                     as def.    Other          Voting Auth (Shares)
          Name of Issuer           of Class  Cusip   Mktvalue  Shares           Instr.V          Mgrs   (a)Sole(b)Shared(c)None
ABBOTT LABORATORIES                COM     002824100    4,526     92,913   x                             x
ABITIBI CONSOLIDATED INC           COM     003924107    1,225    478,390   x                             x
ADAMS EXPRESS COMPANY              MF      006212104    1,326     95,627   x                             x
ADAPTEC INC                        COM     00651F108      520    111,500   x                             x
ADC TELECOMMUNICATIONS             COM     000886309      651     44,833   x                             x
AFFILIATED COMPUTER SVCS-A         COM     008190100    1,669     34,165   x                             x
AGILENT TECHNOLOGIES INC           COM     00846U101      669     19,210   x                             x
ALCOA INC                          COM     013817101    1,540     51,332   x                             x
ALLSTATE CORP                      COM     020002101    1,441     22,130   x                             x
ALLTEL CORP                        COM     020039103      871     14,399   x                             x
ALTRIA GROUP INC                   COM     02209S103    7,122     82,988   x                             x
AMERICAN EXPRESS COMPANY           COM     025816109    5,608     92,430   x                             x
AMERICAN INT'L GROUP INC           COM     026874107    6,997     97,647   x                             x
AMERIPRISE FINANCIAL INC           COM     03076C106    1,440     26,419   x                             x
AMGEN INC                          COM     031162100    2,813     41,177   x                             x
ANHEUSER-BUSCH COS                 COM     035229103    2,727     55,423   x                             x
APACHE CORP                        COM     037411105    1,686     25,357   x                             x
APPLIED MATERIALS INC.             COM     038222105      742     40,190   x                             x
AT&T INC                           COM     00206R102    2,385     66,722   x                             x
ATMOS ENERGY                       COM     049560105    2,755     86,347   x                             x
BANK OF AMERICA                    COM     060505104    7,074    132,498   x                             x
BANK OF AMERICA                    PFD     060505831    1,554     60,000   x                             x
BANK OF NEW YORK CO INC            COM     064057102    2,412     61,265   x                             x
BARRICK GOLD CORP                  COM     067901108    4,518    147,151   x                             x
BECTON DICKINSON & CO.             COM     075887109    2,696     38,435   x                             x
BELO CORPORATION                   COM     080555105    1,110     60,390   x                             x
BIOMET INC                         COM     090613100      830     20,100   x                             x
BJ SERVICES CO                     COM     055482103      788     26,885   x                             x
BLACKROCK PROVIDENT T-FUND         MF      09248U718    5,880  5,879,658   x                             x
BOEING COMPANY                     COM     097023105    4,734     53,283   x                             x
BOSTON SCIENTIFIC                  COM     101137107      203     11,815   x                             x
BP PLC                             COM     055622104    1,772     26,415   x                             x
BRISTOL-MYERS SQUIBB CO            COM     110122108    2,489     94,567   x                             x
CATERPILLAR INC                    COM     149123101    2,914     47,513   x                             x
CBS CORP                           COM     124857202      639     20,489   x                             x
CHEVRONTEXACO CORP                 COM     166764100    7,441    101,197   x                             x
CINTAS CORP                        COM     172908105      758     19,100   x                             x
CISCO SYSTEMS INC                  COM     17275R102    5,624    205,794   x                             x
CIT GROUP INC                      PFD     125581306      999     10,000   x                             x
CITIGROUP INC                      COM     172967101    9,205    165,259   x                             x
CMS ENERGY CORP                    COM     125896100    1,096     65,650   x                             x
COCA COLA ENTERPRISES              COM     191219104      859     42,065   x                             x
COCA-COLA COMPANY                  COM     191216100    4,775     98,963   x                             x
COLGATE PALMOLIVE CO               COM     194162103      966     14,810   x                             x
COMCAST CORP                       COM     20030N101    3,452     81,547   x                             x
COMPUWARE CORP                     COM     205638109      383     46,000   x                             x
CONAGRA FOODS INC                  COM     205887102    1,563     57,873   x                             x
CONOCOPHILLIPS                     COM     20825C104    9,027    125,469   x                             x
DARLING INTERNATIONAL INC          COM     237266101    8,601  1,560,899   x                             x
DEAN FOODS CO                      COM     242370104    1,451     34,321   x                             x
DEERE & CO                         COM     244199105      915      9,620   x                             x
DELL INC                           COM     24702R101    1,323     52,723   x                             x
DISNEY (WALT) COMPANY              COM     254687106    2,097     61,189   x                             x
DOMINION RESOURCES INC/VA          COM     25746U109    1,616     19,270   x                             x
DOW CHEMICAL                       COM     260543103    1,941     48,588   x                             x
DU PONT (E.I.) DE NEMOURS          COM     263534109    4,195     86,119   x                             x
EBAY INC                           COM     278642103      383     12,725   x                             x
ECI TELECOM LTD                    COM     268258100      260     30,000   x                             x
ELECTRONIC DATA SYSTEMS CORP       COM     285661104      744     27,000   x                             x
EMC CORP                           COM     268648102    2,449    185,563   x                             x
EMERSON ELECTRIC                   COM     291011104      529     12,000   x                             x
ENTERGY MISSISSISPPI INC           PFD     29364N850    1,269     50,000   x                             x
EQUITRUST MONEY MARKET FUND        MF      294938105      837    837,157   x                             x
EQUITRUST SERIES FUND, INC         MF      294937701    1,906    123,716   x                             x
EQUITRUST SERIES FUND, INC         MF      294937800      178     17,035   x                             x
EQUITRUST SERIES FUND, INC         MF      294937867    2,411  2,411,336   x                             x
EQUITRUST SERIES FUND, INC         MF      294937875      175     11,391   x                             x
EQUITRUST SERIES FUND, INC         MF      294937883    1,075    109,966   x                             x
EVERGREEN INST TREAS MMKT-IV       MF      299920439       25     25,307   x                             x
EXELON CORP                        COM     30161N101    2,529     40,858   x                             x
EXXON MOBIL CORPORATION            COM     30231G102    9,633    125,709   x                             x
FED HOME LOAN MTG CORP             COM     313400301      985     14,500   x                             x
FEDERAL NATIONAL MTG ASSN          COM     313586109    1,420     23,916   x                             x
FEDERAL NATIONAL MTG ASSN          PFD     313586794    2,399     45,000   x                             x
FEDERAL SIGNAL CORP                COM     313855108    1,391     86,700   x                             x
FEDEX CORP                         COM     31428X106      247      2,270   x                             x
FIRST DATA CORP                    COM     319963104      258     10,100   x                             x
GENERAL ELECTRIC COMPANY           COM     369604103   13,351    358,794   x                             x
GENERAL MILLS INC                  COM     370334104      569      9,872   x                             x
GENERAL MOTORS CORPORATION         COM     370442105      852     27,734   x                             x
GENWORTH FINANCIAL INC             PFD     37247D403      995     20,000   x                             x
GLAXOSMITHKLINE PLC-ADR            COM     37733W105    1,174     22,245   x                             x
GLOBAL INDUSTRIES LTD              COM     379336100      133     10,200   x                             x
H & Q LIFE SCIENCES                MF      404053100    1,054     78,207   x                             x
HEALTH MGMT ASSOCIATES INC         COM     421933102    3,020    143,045   x                             x
HELEN OF TROY LTD                  COM     G4388N106    1,092     45,000   x                             x
HELMERICH & PAYNE                  COM     423452101      742     30,330   x                             x
HEWLETT-PACKARD CO.                COM     428236103    3,899     94,652   x                             x
HOME DEPOT INC                     COM     437076102    2,081     51,811   x                             x
HONEYWELL INTERNATIONAL INC        COM     438516106    7,374    162,996   x                             x
ILLINOIS TOOL WORKS                COM     452308109    1,922     41,600   x                             x
INGERSOLL-RAND CO-A                COM     G4776G101    3,726     95,215   x                             x
INTEL CORP                         COM     458140100    3,399    167,834   x                             x
INTERSTATE P&L CO                  PFD     461070872    5,772    184,400   x                             x
INT'L BUSINESS MACHINES CORP       COM     459200101    2,553     26,278   x                             x
ISHARES                            MF      464287200      234      1,645   x                             x
ISHARES                            MF      464287465    2,315     31,615   x                             x
ISHARES                            MF      464287564    2,500     24,930   x                             x
ISHARES                            MF      464287598    2,871     34,720   x                             x
ISHARES                            COM     464287614    1,169     21,250   x                             x
ISHARES                            MF      464287630    4,737     59,180   x                             x
ITT CORP                           COM     450911102    2,306     40,580   x                             x
JANUS GROWTH & INCOME FUND         MF      471023200    2,171     56,745   x                             x
JOHNSON & JOHNSON                  COM     478160104    9,682    146,657   x                             x
JONES APPAREL GROUP INC            COM     480074103    1,111     33,225   x                             x
JP MORGAN CHASE & CO               COM     46625H100    3,791     78,485   x                             x
JPMORGAN US TREAS PL MMK-AG        MF      4812C2$J1    4,120  4,119,942   x                             x
JPMORGAN US TREAS PL MMK-AG        MF      4812C2742   56,615 56,615,237   x                             x
KIMBERLY-CLARK                     COM     494368103    3,392     49,923   x                             x
KINDER MORGAN MANAGEMENT LLC       COM     49455U100    1,740     38,099   x                             x
KROGER CO                          COM     501044101    1,995     86,485   x                             x
KV PHARMACEUTICAL CO - CLASS A     COM     482740206    1,244     52,300   x                             x
LIFEPOINT HOSPITALS INC            COM     53219L109    1,097     32,538   x                             x
LILLY (ELI) & CO                   COM     532457108    1,578     30,284   x                             x
LOWE'S COMPANIES                   COM     548661107    1,481     47,560   x                             x
MBIA INC                           COM     55262C100      828     11,334   x                             x
MCDONALDS CORPORATION              COM     580135101    4,099     92,462   x                             x
MEDTRONIC INC                      COM     585055106    1,968     36,779   x                             x
MERCK & CO INC                     COM     589331107    2,171     49,793   x                             x
MERIDIAN GROWTH FUND INC           MF      589619105    1,971     50,241   x                             x
METLIFE INC                        COM     59156R108    1,983     33,605   x                             x
METLIFE INC                        PFD     59156R504    1,583     60,000   x                             x
MICROSOFT CORP                     COM     594918104    7,931    265,619   x                             x
3M CO                              COM     88579Y101    5,626     72,193   x                             x
MONEY MARKET OBLIGATIONS           MF      60934N203      469    468,932   x                             x
MOTOROLA INC                       COM     620076109    1,349     65,629   x                             x
MYLAN LABORATORIES                 COM     628530107      815     40,825   x                             x
NATIONAL CITY CORP                 COM     635405103    1,099     30,055   x                             x
NATIONAL WESTMINSTER BANK          PFD     638539AG1    5,068  5,000,000   x                             x
NEW PLAN EXCEL REALTY TRUST        PFD     648053700    8,560    160,000   x                             x
NEW YORK COMMUNITY BANCORP         COM     649445103    1,894    117,655   x                             x
NEWMONT MINING CORP                COM     651639106    2,357     52,195   x                             x
NEWS CORP INC                      COM     65248E104      870     40,485   x                             x
NOBLE CORP                         COM     G65422100    1,016     13,342   x                             x
NORTHERN INSTL                     MF      665278$PW      593    593,287   x                             x
NORTHERN INSTL                     MF      665278107    2,203  2,202,528   x                             x
NORTHWEST PIPE COMPANY             COM     667746101    1,570     46,700   x                             x
OCCIDENTAL PETROLEUM CO            COM     674599105    2,758     56,475   x                             x
OLIN CORP                          COM     680665205      765     46,300   x                             x
ORACLE CORPORATION                 COM     68389X105    2,642    154,146   x                             x
PEPCO HOLDINGS INC                 COM     713291102    2,612    100,430   x                             x
PEPSICO INC                        COM     713448108    3,713     59,365   x                             x
PERKINELMER INC                    COM     714046109      571     25,700   x                             x
PFIZER INC                         COM     717081103    7,947    306,826   x                             x
PINNACLE WEST CAPITAL              COM     723484101    2,799     55,265   x                             x
PRESTON CORP                       DEB CONV741130AA6      300    306,000   x                             x
PRINCIPAL FINANCIAL GROUP          PFD     74251V201   10,163    100,000   x                             x
PRINCIPAL FINANCIAL GROUP          PFD     74251V300    5,442    200,000   x                             x
PROCTER AND GAMBLE CO.             COM     742718109    4,571     71,128   x                             x
QUALCOMM INC                       COM     747525103      442     11,685   x                             x
REGIONS FINANCIAL CORP             COM     7591EP100    1,625     43,458   x                             x
REGIONS TREASURY MONEY MARKET      MF      75913Q878       24     24,433   x                             x
ROWAN COMPANIES INC                COM     779382100    2,128     64,095   x                             x
RR DONNELLEY & SONS CO             COM     257867101    1,324     37,265   x                             x
SAFECO CORP                        COM     786429100      917     14,661   x                             x
SAN DIEGO GAS & ELECTRIC           PFD     797440831      483     19,500   x                             x
SCHERING-PLOUGH CORP               COM     806605101    1,433     60,625   x                             x
SG PREFERRED CAPITAL II            PFD     784210304    2,602      2,500   x                             x
SLM CORP                           COM     78442P106    1,644     33,700   x                             x
SOLECTRON CORP                     COM     834182107      172     53,300   x                             x
SOUTHERN CALIFORNIA EDISON         PFD     842400749      509      5,000   x                             x
SOUTHERN CALIFORNIA EDISON         PFD     842400756    1,523     15,000   x                             x
SOUTHERN CO                        COM     842587107    1,326     35,974   x                             x
SOVEREIGN CAPITAL TR V             PFD     84604V204    1,070     40,000   x                             x
SPRINT NEXTEL CORP                 COM     852061100    1,715     90,807   x                             x
STANDARD AND POORS 500 INDEX       COM     78462F103    7,064     49,880   x                             x
STRYKER CORP                       COM     863667101    1,773     32,170   x                             x
SYMANTEC CORP                      COM     871503108    1,351     64,785   x                             x
SYSCO CORP                         COM     871829107    1,901     51,725   x                             x
T ROWE PRICE GROWTH STOCK FUND     MF      741479109    1,232     38,957   x                             x
TARGET CORP                        COM     87612E106    2,243     39,325   x                             x
TEVA PHARMACEUTICAL-SP ADR         COM     881624209    1,786     57,454   x                             x
TEXAS INSTRUMENT                   COM     882508104    1,191     41,339   x                             x
THERMO FISHER SCIENTIFIC INC       COM     883556102    2,180     48,130   x                             x
TIME WARNER INC                    COM     887317105    3,172    145,639   x                             x
TORTOISE ENERGY CAPITAL CORP       COM     89147U100    1,831     66,416   x                             x
TRIBUNE CO                         COM     896047107      761     24,710   x                             x
U S BANCORP                        COM     902973304    2,629     72,652   x                             x
UNION PACIFIC CORP                 COM     907818108    1,039     11,295   x                             x
UNITED PARCEL SERVICE -CL B        COM     911312106      779     10,390   x                             x
UNITED TECHNOLOGIES CORP.          COM     913017109    4,958     79,302   x                             x
USB CAPITAL IX                     PFD     91731KAA8    2,043  2,000,000   x                             x
VANGUARD EMERGING MKT              MF      922042841    2,968     92,910   x                             x
VANGUARD EXPLORER FUND             MF      921926200    1,731     24,896   x                             x
VANGUARD TOTAL INT'L INDEX         MF      921909602      722     40,859   x                             x
VANGUARD WINDSOR II                MF      922018304    2,845     46,121   x                             x
VERIZON COMMUNICATIONS             COM     92343V104    3,816    102,461   x                             x
VIACOM INC                         COM     92553P201      841     20,489   x                             x
WACHOVIA CORP                      COM     929903102    4,554     79,970   x                             x
WACHOVIA PFD FUNDING               PFD     92977V206    1,011     36,000   x                             x
WALGREEN CO                        COM     931422109    1,005     21,900   x                             x
WAL-MART STORES                    COM     931142103    5,391    116,737   x                             x
WASATCH SMALL CAP GROWTH FD        MF      936772102    1,748     47,398   x                             x
WELLPOINT INC                      COM     94973V107    1,404     17,840   x                             x
WELLS FARGO CO                     COM     949746101    3,204     90,100   x                             x
WESTERN UNION CO                   COM     959802109      271     12,100   x                             x
WEYERHAEUSER CO                    COM     962166104      905     12,816   x                             x
WINDSTREAM CORP                    COM     97381W104      257     18,086   x                             x
WOLVERINE TUBE INC                 COM     978093102       14     11,350   x                             x
WYETH                              COM     983024100      812     15,945   x                             x
XCEL ENERGY INC                    COM     98389B100    1,857     80,530   x                             x
YRCW WORLDWIDE INC                 COM     984249102      844     22,375   x                             x
ZIMMER HOLDINGS INC                COM     98956P102    1,591     20,300   x                             x
                                                      542,534